Balance Sheet Disclosures (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment [Abstract]
Property and equipment, gross	$ 8,410,426	$ 8,192,294	$ 1,316,042
Less accumulated depreciation	(835,170)	(451,871)	(213,793)
Property and equipment, net	7,575,256	7,740,423	1,102,249
Buildings [Member]
Property and equipment [Abstract]
Property and equipment, gross	3,849,312	3,259,179	161,467
Equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	3,329,456	3,919,589	664,276
Land [Member]
Property and equipment [Abstract]
Property and equipment, gross	975,899	975,899
Transportation Equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	217,200
Computer equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	37,627	37,627	42,109
Field equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	$ 932
Site development [Member]
Property and equipment [Abstract]
Property and equipment, gross			401,462
Leasehold improvements [Member]
Property and equipment [Abstract]
Property and equipment, gross			$ 46,728